AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.3%
Financials – 18.6%
Banks – 7.5%
Associated Banc-Corp.	392,710	$5,022,761
Comerica, Inc.	102,560	3,009,110
Sterling Bancorp/DE	275,725	2,881,326
Synovus Financial Corp.	224,402	3,940,499
Texas Capital Bancshares, Inc.(a)	105,382	2,336,319
Umpqua Holdings Corp.	448,673	4,890,536
Webster Financial Corp.	163,542	3,745,112
Zions Bancorp NA(b)	192,448	5,149,909

		30,975,572

Consumer Finance – 0.4%
OneMain Holdings, Inc.	86,616	1,656,098

Insurance – 8.5%
American Financial Group, Inc./OH	74,420	5,215,353
Everest Re Group Ltd.	28,786	5,539,002
First American Financial Corp.	115,209	4,886,014
Hanover Insurance Group, Inc. (The)	37,760	3,420,301
Kemper Corp.	100,186	7,450,833
Reinsurance Group of America, Inc. - Class A	62,557	5,263,546
Selective Insurance Group, Inc.	65,115	3,236,215

		35,011,264

Thrifts & Mortgage Finance – 2.2%
BankUnited, Inc.	272,978	5,104,689
Essent Group Ltd.	145,872	3,842,268

		8,946,957

		76,589,891

Information Technology – 16.8%
Communications Equipment – 1.4%
NetScout Systems, Inc.(a)	236,809	5,605,269

Electronic Equipment, Instruments & Components – 3.4%
Avnet, Inc.	70,896	1,779,490
Belden, Inc.	138,014	4,979,545
TTM Technologies, Inc.(a)	373,386	3,860,811
Vishay Intertechnology, Inc.(b)	224,472	3,234,642

		13,854,488

IT Services – 2.3%
Amdocs Ltd.	101,093	5,557,082
Genpact Ltd.	137,811	4,024,081

		9,581,163

Semiconductors & Semiconductor Equipment – 3.7%
Cypress Semiconductor Corp.	225,745	5,264,373
Kulicke & Soffa Industries, Inc.	290,735	6,067,640
MaxLinear, Inc. - Class A(a)	328,675	3,835,637

		15,167,650

Company	Shares	U.S. $ Value

Software – 5.0%
Cerence, Inc.(a)	61,584	$948,394
CommVault Systems, Inc.(a)	183,638	7,433,666
Nuance Communications, Inc.(a) (b)	414,994	6,963,599
Verint Systems, Inc.(a)	125,775	5,408,325

		20,753,984

Technology Hardware, Storage & Peripherals – 1.0%
NCR Corp.(a)	241,768	4,279,294

		69,241,848

Real Estate – 15.2%
Equity Real Estate Investment Trusts (REITs) – 15.2%
American Campus Communities, Inc.	170,675	4,736,231
Americold Realty Trust	181,907	6,192,114
Camden Property Trust	79,288	6,282,781
Cousins Properties, Inc.	184,742	5,407,398
CubeSmart	269,991	7,233,059
Easterly Government Properties, Inc.	238,683	5,881,149
Empire State Realty Trust, Inc. - Class A	288,649	2,586,295
MGM Growth Properties LLC - Class A(b)	247,550	5,859,509
Park Hotels & Resorts, Inc.	234,385	1,853,985
Physicians Realty Trust	290,610	4,051,104
STAG Industrial, Inc.	277,191	6,242,341
Sun Communities, Inc.	49,547	6,185,943

		62,511,909

Industrials – 12.4%
Aerospace & Defense – 0.7%
AAR Corp.	152,107	2,701,420

Air Freight & Logistics – 1.0%
Hub Group, Inc. - Class A(a)	91,910	4,179,148

Airlines – 1.7%
Alaska Air Group, Inc.	126,896	3,612,729
SkyWest, Inc.	129,036	3,379,453

		6,992,182

Building Products – 1.2%
Masonite International Corp.(a)	107,555	5,103,485

Construction & Engineering – 1.9%
Quanta Services, Inc.	177,471	5,631,155
Tutor Perini Corp.(a) (b)	290,238	1,950,399

		7,581,554

Electrical Equipment – 2.2%
EnerSys	95,727	4,740,401
Regal Beloit Corp.	67,520	4,250,384

		8,990,785

Machinery – 1.5%
Kennametal, Inc.	208,800	3,887,856
Oshkosh Corp.	18,537	1,192,485
Terex Corp.	83,342	1,196,791

		6,277,132

Company	Shares	U.S. $ Value

Road & Rail – 1.3%
Knight-Swift Transportation Holdings, Inc.(b)	165,956	$5,443,357

Trading Companies & Distributors – 0.9%
MRC Global, Inc.(a)	331,478	1,412,096
United Rentals, Inc.(a)	22,967	2,363,305

		3,775,401

		51,044,464

Consumer Discretionary – 11.0%
Auto Components – 1.8%
Cooper-Standard Holdings, Inc.(a)	38,761	398,076
Dana, Inc.	361,378	2,822,362
Lear Corp.	51,511	4,185,269

		7,405,707

Diversified Consumer Services – 0.2%
Houghton Mifflin Harcourt Co.(a)	436,915	821,400

Hotels, Restaurants & Leisure – 1.7%
Papa John’s International, Inc.(b)	129,255	6,898,339

Household Durables – 2.0%
Lennar Corp. - Class A	124,873	4,770,149
Taylor Morrison Home Corp. - Class A(a)	320,779	3,528,569

		8,298,718

Leisure Products – 1.9%
Brunswick Corp./DE	130,976	4,632,621
Callaway Golf Co.	319,061	3,260,804

		7,893,425

Specialty Retail – 2.4%
Foot Locker, Inc.	155,275	3,423,813
Signet Jewelers Ltd.(b)	130,195	839,758
Williams-Sonoma, Inc.(b)	126,744	5,389,155

		9,652,726

Textiles, Apparel & Luxury Goods – 1.0%
Capri Holdings Ltd.(a)	122,812	1,325,141
Skechers U.S.A., Inc. - Class A(a)	116,935	2,776,037

		4,101,178

		45,071,493

Consumer Staples – 5.9%
Beverages – 1.1%
Primo Water Corp.	511,319	4,632,550

Food & Staples Retailing – 1.1%
US Foods Holding Corp.(a)	254,561	4,508,275

Company	Shares	U.S. $ Value

Food Products – 3.7%
Hain Celestial Group, Inc. (The)(a) (b)	288,353	$7,488,528
Nomad Foods Ltd.(a)	420,202	7,798,949

		15,287,477

		24,428,302

Utilities – 4.8%
Electric Utilities – 2.9%
Alliant Energy Corp.	159,031	7,679,607
PNM Resources, Inc.(b)	107,739	4,094,082

		11,773,689

Gas Utilities – 0.8%
Southwest Gas Holdings, Inc.	48,180	3,351,401

Multi-Utilities – 1.1%
Black Hills Corp.	69,322	4,438,687

		19,563,777

Materials – 4.4%
Chemicals – 1.6%
Orion Engineered Carbons SA	271,055	2,022,070
Trinseo SA(b)	119,280	2,160,161
Westlake Chemical Corp.(b)	65,248	2,490,516

		6,672,747

Containers & Packaging – 2.1%
Graphic Packaging Holding Co.	286,761	3,498,484
Sealed Air Corp.	204,857	5,062,017

		8,560,501

Metals & Mining – 0.7%
Carpenter Technology Corp.	142,072	2,770,404

		18,003,652

Health Care – 3.3%
Health Care Providers & Services – 1.4%
Molina Healthcare, Inc.(a)	41,698	5,825,628

Life Sciences Tools & Services – 1.5%
ICON PLC(a)	43,027	5,851,672

Pharmaceuticals – 0.4%
Perrigo Co. PLC	35,170	1,691,325

		13,368,625

Energy – 2.4%
Energy Equipment & Services – 1.3%
Dril-Quip, Inc.(a) (b)	116,507	3,553,464
Oil States International, Inc.(a)	270,341	548,792
Patterson-UTI Energy, Inc.(b)	373,344	877,358
RPC, Inc.(b)	242,784	500,135

		5,479,749

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.1%
Cimarex Energy Co.	40,499	$681,598
HollyFrontier Corp.	146,285	3,585,445
QEP Resources, Inc.	71,610	23,954

		4,290,997

		9,770,746

Communication Services – 0.5%
Media – 0.5%
Criteo SA (Sponsored ADR)(a)	250,779	1,993,693

Total Common Stocks (cost $512,585,676)		391,588,400

SHORT-TERM INVESTMENTS – 5.5%
Investment Companies – 5.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $22,737,904)	22,737,904	22,737,904

Total Investments Before Security Lending Collateral for Securities Loaned – 100.8% (cost $535,323,580)		414,326,304

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(c) (d) (e) (cost $443,655)	443,655	443,655

Total Investments – 100.9% (cost $535,767,235)(f)		414,769,959
Other assets less liabilities – (0.9)%		(3,732,555)

Net Assets – 100.0%		$411,037,404

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,709,725 and gross unrealized depreciation of investments was $(155,707,001), resulting in net unrealized depreciation of $(120,997,276).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$391,588,400	$—	$—	$391,588,400
Short-Term Investments	22,737,904	—	—	22,737,904
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	443,655	—	—	443,655

Total Investments in Securities	414,769,959	—	—	414,769,959
Other Financial Instruments(b)	—	—	—	—

Total	$414,769,959	$—	$—	$414,769,959

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,072	$34,920	$17,254	$22,738	$27
Government Money Market Portfolio*	1,054	59,113	59,723	444	6
Total	$6,126	$94,033	$76,977	$23,182	$33

*	Investments of cash collateral for securities lending transactions.